Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying combined financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Significant accounting policies followed by the Company in the preparation of the accompanying combined financial statements are summarized below.

Principles of combination
(b)	Principles of combination

The combined financial statements include the financial statements of the Company. All intercompany transactions and balances are eliminated upon combination. For combined subsidiaries where the Company ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as non-controlling interests.

Use of estimates and assumptions
(c)	Use of estimates and assumptions

The preparation of the combined financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosure of contingent assets and liabilities at the balance sheet dates, and the reported revenues and expenses during the reporting periods and disclosed in the combined financial statements and accompanying notes.

Significant accounting estimates reflected in the Company’s combined financial statements include lower of cost and net realizable value of inventory, recoverability of receivables, valuation of deferred tax assets, and assessment for impairment of long-lived assets, useful lives and residual values of long-lived assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and such differences may be material to the combined financial statements.

Foreign currency translation
(d)	Foreign currency translation

The Company’s principal country of operations is the R.O.C. The financial position and results of its operations are determined using New Taiwan Dollars (NT$), the local currency, as the functional currency. In preparing the combined financial statements, the operating results and financial positions of each combined entity are translated into NT$.

In preparing the financial statements of each individual combined entity, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Such exchange differences are recognized in profit or loss in the year in which they arise. Non-monetary items measured at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined. Exchange differences arising on the retranslation of non-monetary items are included in profit or loss for the year except for exchange differences arising on the retranslation of non-monetary items in respect of which gains and losses are recognized directly in other comprehensive income, in which case, the exchange differences are also recognized directly in other comprehensive income. Non-monetary items that are measured in terms of historical cost in foreign currencies are not retranslated.

For the purposes of presenting combined financial statements, both the assets and liabilities and the income and expense items of the Company’s foreign operations are translated into NT$ using exchange rates prevailing at the end of each reporting period. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity (attributed to non-controlling interests as appropriate).

Convenience translation
(e)	Convenience translation

The Company maintains its accounts and expresses its combined financial statements in NT$, which is the Company’s functional currency. For convenience only, U.S. dollar amounts presented in the accompanying combined financial statements have been translated from New Taiwan dollars at the exchange rate as set forth in the statistical release of the Federal Reserve Board of the Unites States, which was NT$30.62 to US$1.00 as of December 31, 2023. The convenience translations should not be construed as representations that the New Taiwan dollar amounts have been, could have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash equivalents, for the purpose of meeting short-term cash commitments, consist of highly liquid time deposits and investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Restricted cash
(g)	Restricted cash

Cash that are restricted as to withdrawal for use or pledged as security is reported separately as restricted cash, and that are restricted as to withdrawal or use for other than current operations is classified as non-current. The restricted cash mainly consists of time deposits that secure the Company’s short-term borrowings.

Accounts receivable, net
(h)	Accounts receivable, net

Accounts receivables are recognized in the period when the Company has delivered goods to its customers and when its right to consideration is unconditional. The Company adopted ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”) on January 1, 2023 using the modified retrospective transition approach. ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The adoption of the new standard did not have a material effect on the Company’s combined financial statements. The Company’s estimation of allowance for doubtful accounts considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible.

The Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company considers factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts. The Company adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Prepayment and other current assets
(i)	Prepayment and other current assets

Prepayment and other assets represent amounts that the Company has paid in advance of receiving benefits or services. Prepayment and other assets include amounts for prepayments to suppliers, prepaid expenses and prepaid insurance premiums and are recognized as an expense over the general contractual period.

Inventories, net
(j)	Inventories, net

Inventories are stated at the lower of cost or estimated net realizable value. Costs are computed under the standard cost method, which approximates actual costs determined on the weighted-average basis. The Company records inventory write-downs as cost of revenue for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Company also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the inventory less the estimated cost to convert inventory on hand into a finished product. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Fair value measurement
(k)	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, restricted cash, prepayments and other current assets, short-term borrowings, accounts payables, other payables and other liabilities approximates fair value because of their short-term nature.

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Property and equipment, net
(l)	Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful lives and estimated residual values of the related assets. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life
Machinery equipment	3 – 8 years
Other equipment	3 – 8 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Gains and losses from the disposal of property and equipment are the differences between the net sales proceeds and the carrying amounts of the relevant assets and are recognized in the combined statements of operations and comprehensive loss.

Construction in process records the cost of construction work, which is not yet completed. A construction in process item is not depreciated until the asset is placed in service. Depreciation is recorded starting at the time when assets are ready for the intended use.

Leases
(m)	Leases

For a contract that contains a lease component and non-lease component, the Company may elect to account for the lease and non-lease components as a single lease component.

The Company as lessee

The Company accounts for its lease under ASC 842 Leases, and identifies lease as a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. For all operating leases except for short-term leases, the Company recognizes operating right-of-use assets and lease liabilities. Leases with an initial term of 12 months or less are short-term lease and not recognized as right-of-use assets and lease liabilities on the combined balance sheet.

Right-of-use (“ROU”) assets represent the Company’s right to use underlying assets including vehicles and production equipment for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a peri od of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes lease expenses on a straight-line basis over the lease term.

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received. For operating lease, lease expense is recorded on a straight-line basis over the lease term. The amortization of the right-of-use asset is calculated as the difference between the straight-line lease expense and the interest calculated on the lease liability.

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

Deferred offering costs
(n)	Deferred offering costs

Deferred offering costs consist of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the business combination among Chenghe Acquisition Co., Semilux International Ltd., SEMILUX LTD., and TCO INC. These costs, together with the underwriting discounts and commissions, will be charged to temporary equity and permanent equity upon completion of the proposed public offering. Should the proposed public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. For the year ended December 31 2023, the Company has incurred NT$12,480 of deferred offering costs.

Impairment of long-lived assets
(o)	Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended December 31, 2021, 2022 and 2023.

Borrowings
(p)	Borrowings

Borrowings comprise long-term and short-term bank borrowings. Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds net of transaction costs and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

Revenue recognition
(q)	Revenue recognition

Revenue is recognized based on the requirements of ASC Topic 606 when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. Revenue is recognized when the following five-step revenue recognition criteria are met:

1)	Identify the contract with a customer
2)	Identify the performance obligations in the contract
3)	Determine the transaction price
4)	Allocate the transaction price
5)	Recognize revenue when or as the entity satisfies a performance obligation

The following table identifies the disaggregation of the Company’s revenue for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021		2022		2023
Sale of laser diode modules and related components	NT$	124,816	NT$	97,587	NT$	32,684
Others		1,317		4,851		156
Total	NT$	126,133	NT$	102,438	NT$	32,840
	For the years ended December 31,
	2021		2022		2023
Taiwan	NT$	4,521	NT$	10,006	NT$	1,659
Mainland China		105,432		75,246		20,515
Germany		12,979		14,926		7,488
Others		3,201		2,260		3,178
Total	NT$	126,133	NT$	102,438	NT$	32,840

The Company mainly engages in the manufacturing and sale of laser diode modules and related components. The consideration is fixed and the revenue is recognized at a point in time when the Company satisfies the performance obligation by transferring promised product to a customer upon acceptance by customers.

Contract assets and liabilities

The Company applies the practical expedient in Topic 606 that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less. These costs are included in cost of revenues if any.

Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit. the Company had no other material contract assets, contract liabilities or deferred contract costs recorded on its combined balance sheets as of December 31, 2022 and 2023.

Cost of revenue
(r)	Cost of revenue
Cost of revenue consists primarily of cost of products, labor cost, depreciation, maintenance, and other overhead expenses.
Research and development expenses
(s)	Research and development expenses

Research and development costs include personnel-related expenses associated with the Company’s engineering personnel responsible for the design, development and testing of its products. Such costs related to product development are included in research and development expense until the technological feasibility is reached, which is generally shortly before the products are released to production. Research and development costs are charged to the combined statements of operations as incurred.

Taxation
(t)	Taxation

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the combined financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company offset deferred tax assets and liabilities within a jurisdiction.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for combined financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its combined statements of (loss) income for the years ended December 31, 2021, 2022 and 2023, respectively.

The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Government subsidies
(u)	Government subsidies

Government subsidies are recognized as other income when received and all the conditions for their receipt have been met. The government subsidies were paid by cash and have no defined rules and regulations to govern the criteria necessary for the Company to enjoy the benefits.

Non-controlling Interest
(v)	Non-controlling Interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the combined balance sheets and net (loss)/income and other comprehensive loss attributable to non-controlling shareholders are presented as a separate component on the combined statements of operations.

(Loss) income per share
(w)	(Loss) income per share

The Company computes basic (loss)/income per share in accordance with ASC Topic 260, “Earnings per Share” by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Recently issued accounting pronouncements
(x)	Recently issued accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In March 2023, the FASB issued ASU No. 2023-01, “Leases (Topic 842): Common Control Arrangements”, which amends certain provisions of ASC 842 that apply to arrangements between related parties under common control. In addition, the ASU amends the accounting for leasehold improvements in common-control arrangements for all entities. ASU 2023-01 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted in any annual or interim period as of the beginning of the related fiscal year. The Company will adopt ASU 2023-01 from January 1, 2024. The Company expects the impact of adoption of this ASU to be immaterial to its financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant expenses. The update will require public entities to disclose significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within segment profit and loss. Require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less the significant expenses disclosed and each reported measure of segment profit or loss. The amendments are effective for the Company’s annual periods beginning January 1, 2024, and interim periods beginning January 1, 2025, with early adoption permitted, and will be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of the adoption of this standard to determine its impact on the Company’s disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which includes amendments that further enhance income tax disclosures, primarily through standardization and disaggregation of rate reconciliation categories and income taxes paid by jurisdiction. The amendments are effective for the Company’s annual periods beginning January 1, 2025, with early adoption permitted, and should be applied either prospectively or retrospectively. The Company is currently evaluating the impact of the adoption of this standard to determine its impact on the Company’s disclosures.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the combined financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its combined financial condition, results of operations, cash flows or disclosures.